SIIT U.S. Managed Volatility Fund (Prospectus Summary): | SIIT U.S. Managed Volatility Fund
U.S. Managed Volatility Fund

SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Managed Volatility Fund

Supplement dated December 19, 2011
to the Class A Shares Prospectus dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the principal investment strategy and the principal risks of the U.S. Managed Volatility Fund.

Change in Principal Investment Strategy and Principal Risks for the U.S. Managed Volatility Fund

Under the heading "Principal Investment Strategies," in the Fund Summary for the U.S. Managed Volatility Fund, the first paragraph is hereby deleted and replaced with the following:

Under normal circumstances, the U.S. Managed Volatility Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, ETFs and warrants. The Fund may also, to a lesser extent, invest in ADRs and securities of non-U.S. companies.

In addition, under the heading "Principal Risks," in the Fund Summary for the U.S. Managed Volatility Fund, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

American Depositary Receipts (ADRs) Risk —ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Investment Risk —The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

There are no other changes to the principal investment strategy or the principal risks for the U.S. Managed Volatility Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-762 (12/11)